DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION - Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Net cash used in operating activities	$ (2,460)	$ (434)	$ (18,998)
Net cash provided by financing activities		474	7,815
Net cash provided by investing activities	1,696
THI
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Net cash used in operating activities	(2,460)	(434)	(18,998)
Net cash provided by financing activities		474	7,815
Net cash provided by investing activities	1,696
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ (764)	$ 40	$ (11,183)